SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	Jan. 31, 2022	Oct. 31, 2021	Oct. 31, 2020
Property, Plant and Equipment [Abstract]
Leasehold improvements			$ 2,335
Laboratory equipment	$ 179	179	1,218
Furniture and fixtures			744
Computer equipment	241	241	409
Construction in progress			19
Total property and equipment	420	420	4,725
Accumulated depreciation and amortization	(320)	(302)	(2,332)
Net property and equipment	$ 100	$ 118	$ 2,393